INCOME TAXES - STATUTORY INCOME TAX RATES (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax benefits computed using the federal statutory income tax rate
Statutory rate	(34.00%)	(34.00%)	(34.00%)
State taxes, net of benefit	(5.40%)	(3.50%)	(4.80%)
Permanent differences:
Derivative losses	(0.90%)	11.00%	0.70%
Other	0.20%	0.30%	2.60%
R&D tax credit	(0.50%)	(0.40%)	(1.00%)
Other	0.50%	0.40%	2.20%
Increase in valuation reserve	40.10%	26.20%	34.30%
Effective tax rate	0.00%	0.00%	0.00%